Long-term debt (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Disclosure of borrowings [Table Text Block]
	Dec. 31, 2022	Dec. 31, 2021
Senior unsecured notes (a)	$1,188,132	$1,185,805
Less: Unamortized transaction costs - revolving credit facilities (b)	(3,970)	(5,531)
	$1,184,162	$1,180,274

Senior unsecured notes [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of detailed information about borrowings [Table Text Block]
Balance, January 1, 2021	$1,139,695
Addition to Principal, net of $8,078 transaction costs	591,922
Principal repayments	(600,000)
Write-down of fair value of embedded derivative (prepayment option)	49,754
Write-down of unamortized transaction costs	2,480
Accretion of transaction costs and premiums	1,954
Balance, December 31, 2021	$1,185,805
Accretion of transaction costs and premiums	2,327
Balance, December 31, 2022	$1,188,132

Unamortized transaction costs - revolving credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of detailed information about unamortized transaction costs revolving credit facilities [Table Text Block]
Balance, January 1, 2021	$4,020
Accretion of transaction costs	(2,816)
Transaction costs	4,327
Balance, December 31, 2021	$5,531
Accretion of transaction costs	(1,761)
Transaction costs	200

Balance, December 31, 2022 [1]	$3,970